Accrued expenses and other current liabilities (Details) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
Accrued expenses and other current liabilities
Salary and welfare payable		1,577,761	1,080,072
Deposits		1,834,172	857,573
Payable related to employees' exercise of share-based awards		811,783
Rental fee payables		69,341	22,155
Professional fee accruals		48,121	63,280
Others		970,654	246,718
Total	$ 856,113	5,311,832	2,269,798